October 1, 2001

                        The Dreyfus/Laurel Funds Inc. -
                    Dreyfus Premier Tax-Managed Growth Fund

               Supplement to Statement of Additional Information
                              Dated March 1, 2001


The following  information  supplements  and should be read in  conjunction
with  the  section  of  the   Statement  of  Additional   Information   entitled
"Performance Information":


               From time to time, the after-tax returns of the Fund may be advertised or otherwise reported. The formula for computing after-tax returns assumes an initial one-time investment of $1,000 and the deduction of the maximum sales load and other charges from this initial investment. After-tax returns (including those reflecting Fund distributions and/or redemption of Fund shares) are calculated using the then-current highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. After-tax returns on distributions and redemptions are computed assuming a complete sale of Fund shares at the end of the period and reflect reinvested amounts. The formula assumes that the taxable amount and tax character of each distribution are as specified by the Fund on the dividend declaration date, adjusted to reflect subsequent recharacterizations, and ignores the effect of either the alternative minimum tax or phaseouts of certain tax credits, exemptions, and deductions for taxpay ers whose adjusted gross income is above a specified amount.




                                                                 October 1, 2001

                        The Dreyfus/Laurel Funds Inc. -
                     Dreyfus BASIC S&P 500 Stock Index Fund

               Supplement to Statement of Additional Information
                              Dated March 1, 2001


The following  information  supplements  and should be read in  conjunction
with  the  section  of  the   Statement  of  Additional   Information   entitled
"Performance Information":


               From time to time, the after-tax returns of the Fund may be advertised or otherwise reported. The formula for computing after-tax returns assumes an initial one-time investment of $1,000 and the deduction of the maximum sales load and other charges from this initial investment. After-tax returns (including those reflecting Fund distributions and/or redemption of Fund shares) are calculated using the then-current highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. After-tax returns on distributions and redemptions are computed assuming a complete sale of Fund shares at the end of the period and reflect reinvested amounts. The formula assumes that the taxable amount and tax character of each distribution are as specified by the Fund on the dividend declaration date, adjusted to reflect subsequent recharacterizations, and ignores the effect of either the alternative minimum tax or phaseouts of certain tax credits, exemptions, and deductions for taxpay ers whose adjusted gross income is above a specified amount.





                                                                 October 1, 2001

                        The Dreyfus/Laurel Funds Inc. -
                         Dreyfus Tax-Smart Growth Fund

               Supplement to Statement of Additional Information
                            Dated December 15, 2000


The following  information  supplements  and should be read in  conjunction
with  the  section  of  the   Statement  of  Additional   Information   entitled
"Performance Information":


               From time to time, the after-tax returns of the Fund may be advertised or otherwise reported. The formula for computing after-tax returns assumes an initial one-time investment of $1,000 and the deduction of the maximum sales load and other charges from this initial investment. After-tax returns (including those reflecting Fund distributions and/or redemption of Fund shares) are calculated using the then-current highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. After-tax returns on distributions and redemptions are computed assuming a complete sale of Fund shares at the end of the period and reflect reinvested amounts. The formula assumes that the taxable amount and tax character of each distribution are as specified by the Fund on the dividend declaration date, adjusted to reflect subsequent recharacterizations, and ignores the effect of either the alternative minimum tax or phaseouts of certain tax credits, exemptions, and deductions for taxpay ers whose adjusted gross income is above a specified amount.